Share-based payments - Changes in outstanding options (Details) - Options	7 Months Ended	12 Months Ended	54 Months Ended	87 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019
Changes in outstanding options
Beginning balance		2,330,000
Granted		1,412,800
Forfeited		(424,899)
Exercised		(868,403)
Ending balance	2,449,498	2,449,498	2,449,498	2,449,498
2012 Employee Stock Option Plan (ESOP)
Changes in outstanding options
Beginning balance		1,516,981
Granted				4,128,521
Forfeited		(60,000)
Exercised		(303,206)
Ending balance	1,153,775	1,153,775	1,153,775	1,153,775
2015 Restricted Stock Unit Plan (RSU)
Changes in outstanding options
Beginning balance		813,019
Granted		132,800	2,035,808
Forfeited		(14,899)
Exercised		(565,197)
Ending balance	365,723	365,723	365,723	365,723
2019 Employee Stock Option Plan (ESOP)
Changes in outstanding options
Granted	1,280,000	1,280,000
Forfeited		(350,000)
Ending balance	930,000	930,000	930,000	930,000